Income Taxes - Schedule of Reconciled to the Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
Loss (income) before taxes excluded the amounts of loss incurring entities	$ 8,617,439	$ (12)	$ (15,201)
PRC EIT tax rates	20.00%	20.00%	20.00%
Tax at the PRC EIT tax rates	$ 3,624	$ 3	$ 3,040
Tax effect of R&D expenses deduction	(401,259)	(262,311)
Tax effect of deferred tax recognized	(5,329)		616,763
Effect of preferential tax of PRC subsidiary	(2,899)		(2,413)
Tax effect of non-deductible expenses	421,454	285,460	(390,066)
Income tax expense	$ 15,591	$ 23,152	$ 227,324
Maximum [Member]
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
PRC EIT tax rates	25.00%	25.00%	25.00%
Minimum [Member]
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax effect of R&D expenses deduction